LEASES	12 Months Ended
Feb. 28, 2023
LEASES
LEASES

13.         LEASES

The Group has operating leases for learning centers, service centers and office spaces. Certain leases include renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

Certain leases were terminated before the expiration of the lease term due to the cessation of K-9 Academic AST Services during the year 2022 and 2023, and the relevant right-of-use asset, at the carrying amount totally at $1,145,222 and $57,729, and the corresponding lease liability were derecognized upon the effectiveness of the early termination.

Operating lease cost for the years ended February 28, 2021,2022 and 2023 were $431,976, $305,619 and $65,750, respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended February 28, 2021,2022 and 2023 were $1,319, $2,425 and $267, respectively.

As of February 28, 2022 and 2023, the weighted average remaining lease term were 5.2 years and 5.0 years, respectively, and weighted average discount rate were 5.1% and 5.2% for the Group’s operating leases, respectively.

Supplemental cash flow information of the leases were as follows:

	For the year ended,	For the year ended,
	February 28,	February 28,
	2022	2023
Cash payments for operating leases	$335,659	$50,347
Right-of-use assets obtained in exchange for operating lease liabilities	474,965	57,607

13.         LEASES-continued

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of February 28, 2023:

As of February 28,
Fiscal year ending	2023

February 2024	$44,089
February 2025	40,479
February 2026	30,261
February 2027	22,251
February 2028	17,239
Thereafter	33,825

Total future lease payments	$188,144
Less: Imputed interest	(30,422)

Present value of operating lease liabilities	$157,722

As of February 28, 2023, the Group has lease contracts that has been entered into but not yet commenced amounted to $8,653, and these contracts will commence during fiscal year 2024.